Stockholders' Deficit	6 Months Ended
Jun. 30, 2026
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

15. STOCKHOLDERS’ DEFICIT

Share Issuances

As outlined in Note 16, during the six months ended June 30, 2026, the Company issued 2,049,784 Class A ordinary shares pursuant to the Ordinary Share SPA for net proceeds of $657,722.

During the six months ended June 30, 2026, the Company issued an aggregate of 4,126,947 Class A ordinary shares on conversion of Senior Convertible Notes, exercise of the Existing Warrants and the January Warrant, and exchange of the outstanding balances under the two Ritchie facility agreements.

Prior to the close of the Business Combination, FGR purchased 4,384,852 shares of BC2 for an amount of $2,480,727. The 4,384,852 ordinary shares of BC2 is equivalent to 394,204 Class A ordinary shares of the Company after the close of the Business Combination. The balance of $2,480,727 remained unpaid at June 30, 2026 and December 31, 2025 and is included within equity as subscription receivable.

Conversion of Notes for Shares

As outlined in Note 9, during the six months ended June 30, 2026, the Company issued 3,847,058 Class A ordinary shares on conversion of Senior Convertible Notes and on exchange of the Ritchie facility agreements, and 279,889 Class A ordinary shares on exercise of the Existing Warrants and the January Warrant.

On May 5, 2026, the Company exchanged $2,820,749 of outstanding indebtedness under the two Ritchie facility agreements for 2,820,749 Class A ordinary shares with a fair value of $3,328,484 and recognized a loss on extinguishment of debt of $507,735.

On April 2, 2026, the Company issued 2,447,500 Class A ordinary shares to its then chief executive officer pursuant to the April 2026 Grant, and recognized share-based compensation of $473,170 during the six months ended June 30, 2026.

Warrants

3i Warrants

The Company issued 215,299 warrants in connection to the Senior Convertible Notes Agreement in Note 9. The warrants are equity treated and had an issuance date fair value of $799,888 which is included in additional paid-in capital. The warrants were exercised for 215,299 Class A ordinary shares in January 2026.

Stock Based Compensation

Pursuant to a Letter of Appointment, on May 6, 2025, the Company and a member of the Board, agreed to settle $50,716 in outstanding fees owed to the director by the Company for prior consulting services by the issuance of 5,072 of the Company’s Class A ordinary shares. On December 12, 2025, in connection with the settlement, the Company and the director entered into a Securities Agreement for the issuance of 5,072 Class A ordinary shares as payment in full. The shares were issued on December 19, 2025.

On September 1, 2025, the Company entered into a consultancy services agreement with an unaffiliated vendor, Sameer Salgar, pursuant to which the Company agreed to pay Mr. Salgar 10,000 Class A ordinary shares as compensation for services performed. On December 12, 2025, in connection with the Salgar Consultancy Services Agreement, the Company and Mr. Salgar entered into a Securities Agreement for the issuance of 10,000 Class A ordinary shares as payment in full. The issuance of these shares is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. Stock-based compensation of $32,301 was recognized in general and administrative expenses on the 2025 consolidated statement of operations and other comprehensive loss.

 On November 4, 2025, the Company entered into a Consultancy Services Agreement with Think Katalyst LLC pursuant to which the Company agreed to pay Think Katalyst 500,000 Class A ordinary shares as compensation for services performed. On December 12, 2025, in connection with the Think Katalyst Consultancy Services Agreement, the Company and Think Katalyst entered into a Securities Agreement for the issuance of 500,000 Class A ordinary shares as full payment. The issuance of these shares is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date, determined by the stock price at that date. For the six months ended June 30, 2026, the remaining unrecognized expense of $538,333 was recognized in general and administrative expenses on the consolidated statements of operations and other comprehensive loss.